Quarterly Holdings Report
for
Fidelity® Targeted International Factor ETF
July 31, 2020
IES-QTLY-0920
1.9892242.101

Schedule of Investments July 31, 2020 (Unaudited)
Showing Percentage of Net Assets
Common Stocks – 99.0%
	Shares	Value
AUSTRALIA – 4.8%
Ampol Ltd.	636	$ 11,987
Aristocrat Leisure Ltd.	2,855	53,603
ASX Ltd.	611	36,215
Coca-Cola Amatil Ltd.	7,992	46,883
Commonwealth Bank of Australia	1,419	72,456
Fortescue Metals Group Ltd.	2,959	36,945
Magellan Financial Group Ltd.	724	31,755
Medibank Pvt Ltd.	15,798	31,949
Rio Tinto Ltd.	384	28,089
Sonic Healthcare Ltd.	1,509	34,738
Wesfarmers Ltd.	2,726	91,003
TOTAL AUSTRALIA		475,623
AUSTRIA – 0.0%
OMV AG (a)	119	3,760
TOTAL AUSTRIA		3,760
BELGIUM – 1.5%
Aedifica S.A.	913	105,803
Sofina S.A.	139	39,119
TOTAL BELGIUM		144,922
BERMUDA – 0.4%
Jardine Matheson Holdings Ltd.	577	23,611
Jardine Strategic Holdings Ltd.	910	18,382
TOTAL BERMUDA		41,993
CANADA – 6.4%
Air Canada (a)	1,311	14,789
Alimentation Couche-Tard, Inc. Class B	2,396	83,265
BCE, Inc.	2,394	100,371
Boyd Group Services, Inc.	255	37,234
Canadian Apartment Properties REIT	1,725	62,548
CI Financial Corp.	2,039	28,024
Constellation Software, Inc.	20	23,656
Great-West Lifeco, Inc.	1,493	26,394
Imperial Oil Ltd.	570	8,915
Intact Financial Corp.	384	41,923
Kirkland Lake Gold Ltd.	550	30,036
Manulife Financial Corp.	2,770	37,120
Parkland Corp.	384	10,111
Power Corp. of Canada	1,560	27,683
Sun Life Financial, Inc.	1,041	40,575
Suncor Energy, Inc.	681	10,712
Wheaton Precious Metals Corp.	749	40,634
TOTAL CANADA		623,990
DENMARK – 2.6%
Coloplast A/S Class B	115	19,645
Genmab A/S (a)	63	21,595

	Shares	Value

Novo Nordisk A/S Class B	824	$ 54,540
Novozymes A/S Class B	297	17,795
Pandora A/S	1,438	91,344
SimCorp A/S	125	14,606
Tryg A/S	1,069	31,585
TOTAL DENMARK		251,110
FAROE ISLANDS – 0.4%
Bakkafrost P/F (a)	650	39,485
TOTAL FAROE ISLANDS		39,485
FINLAND – 1.6%
Elisa Oyj	1,741	103,884
Kone Oyj Class B	488	38,801
Orion Oyj Class B	225	9,850
TOTAL FINLAND		152,535
FRANCE – 7.5%
Air Liquide S.A.	213	35,161
BNP Paribas S.A. (a)	1,159	46,755
Bureau Veritas S.A. (a)	1,097	24,031
Dassault Systemes SE	105	19,134
Edenred	293	14,597
Eiffage S.A. (a)	259	22,664
EssilorLuxottica S.A. (a)	482	63,950
Hermes International	81	65,726
Legrand S.A.	445	34,456
L'Oreal S.A.	314	105,079
LVMH Moet Hennessy Louis Vuitton SE	272	117,962
Sanofi	565	59,161
Sodexo S.A.	479	33,011
Teleperformance	128	37,431
TOTAL S.A.	547	20,246
Vinci S.A.	474	40,805
TOTAL FRANCE		740,169
GERMANY – 4.0%
Allianz SE	334	69,599
Beiersdorf AG	458	54,781
Carl Zeiss Meditec AG (a)	82	8,596
Covestro AG (b)	352	13,678
Deutsche Boerse AG	282	51,554
Knorr-Bremse AG	387	45,484
Merck KGaA	118	15,077
MTU Aero Engines AG (a)	159	27,610
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	176	46,785
SAP SE	371	58,690
TOTAL GERMANY		391,854

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Common Stocks – continued
	Shares	Value
HONG KONG – 2.1%
CLP Holdings Ltd.	10,500	$ 99,443
Link REIT	13,606	105,597
TOTAL HONG KONG		205,040
ISRAEL – 0.7%
Bank Leumi Le-Israel BM	5,040	25,242
Israel Discount Bank Ltd. Class A	7,421	22,532
Nice Ltd. (a)	86	17,497
TOTAL ISRAEL		65,271
ITALY – 5.7%
Atlantia SpA (a)	988	15,714
Enel SpA	16,043	146,626
Eni SpA	773	6,893
Hera SpA	21,853	84,604
Italgas SpA	14,962	96,247
Moncler SpA (a)	1,733	66,806
Poste Italiane SpA (b)	2,853	26,153
Recordati SpA	234	12,518
Snam SpA	19,175	102,035
TOTAL ITALY		557,596
JAPAN – 24.3%
Asahi Kasei Corp.	2,700	19,201
Astellas Pharma, Inc.	2,200	34,333
Bandai Namco Holdings, Inc.	1,300	71,572
Central Japan Railway Co.	200	24,033
Daito Trust Construction Co. Ltd.	900	70,413
Electric Power Development Co. Ltd.	4,300	58,361
FUJIFILM Holdings Corp.	500	22,307
Haseko Corp.	5,500	64,660
Hikari Tsushin, Inc.	300	64,693
Hoya Corp.	400	39,421
ITOCHU Corp.	2,100	45,682
Japan Airlines Co. Ltd.	1,200	19,425
Japan Exchange Group, Inc.	1,900	44,926
Japan Prime Realty Investment Corp.	24	63,172
Kajima Corp.	2,700	29,521
Kakaku.com, Inc.	3,200	76,966
Kao Corp.	1,200	86,666
KDDI Corp.	3,800	117,130
Kintetsu Group Holdings Co. Ltd.	700	27,145
Kobayashi Pharmaceutical Co. Ltd.	900	79,675
M3, Inc.	1,000	50,884
Mitsui & Co. Ltd.	2,700	40,195
MS&AD Insurance Group Holdings, Inc.	1,100	27,425
Nippon Building Fund, Inc.	14	78,388
Nippon Telegraph & Telephone Corp.	4,100	94,754
Nissan Chemical Corp.	600	31,382
Nomura Research Institute Ltd.	900	23,630
NTT Data Corp.	1,700	19,150

	Shares	Value

NTT DOCOMO, Inc.	3,700	$ 101,747
Obayashi Corp.	3,300	29,276
Obic Co. Ltd.	200	35,770
Oriental Land Co. Ltd.	700	83,884
ORIX Corp.	2,300	24,712
Santen Pharmaceutical Co. Ltd.	1,500	25,253
Secom Co. Ltd.	500	42,944
Sekisui House Ltd.	3,600	65,306
Shionogi & Co. Ltd.	500	29,599
Skylark Holdings Co. Ltd.	3,800	52,653
Sohgo Security Services Co. Ltd.	700	32,871
Sony Corp.	1,800	137,490
Suntory Beverage & Food Ltd.	1,600	60,153
Tokio Marine Holdings, Inc.	900	37,760
Toppan Printing Co. Ltd.	1,800	26,950
Toyo Suisan Kaisha Ltd.	1,600	96,851
Trend Micro, Inc.	400	23,267
USS Co. Ltd.	4,000	59,434
TOTAL JAPAN		2,391,030
JERSEY – 0.7%
Experian PLC	1,056	37,103
Ferguson PLC	346	30,844
TOTAL JERSEY		67,947
NETHERLANDS – 3.4%
ASR Nederland N.V.	876	28,310
Euronext N.V. (b)	389	44,573
Heineken Holding N.V.	523	45,363
Heineken N.V.	567	55,140
Koninklijke DSM N.V.	153	23,448
SBM Offshore N.V.	303	4,706
Unilever N.V.	1,705	100,969
Wolters Kluwer N.V.	380	30,044
TOTAL NETHERLANDS		332,553
NEW ZEALAND – 1.2%
Meridian Energy Ltd.	28,404	91,958
Ryman Healthcare Ltd.	2,859	25,330
TOTAL NEW ZEALAND		117,288
NORWAY – 1.5%
Equinor ASA	444	6,568
Orkla ASA	5,079	50,069
Telenor ASA	6,090	94,481
TOTAL NORWAY		151,118
PORTUGAL – 0.0%
Galp Energia SGPS S.A.	385	4,052
TOTAL PORTUGAL		4,052
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Schedule of Investments (Unaudited)–continued
Common Stocks – continued
	Shares	Value
SINGAPORE – 2.0%
Mapletree Commercial Trust	57,800	$ 77,555
Oversea-Chinese Banking Corp. Ltd.	6,856	42,797
Singapore Exchange Ltd.	6,700	39,918
United Overseas Bank Ltd.	2,700	38,178
TOTAL SINGAPORE		198,448
SPAIN – 3.2%
Aena SME S.A. (a)(b)	137	17,869
Amadeus IT Group S.A.	262	13,124
Enagas S.A.	3,788	95,723
Endesa S.A.	3,792	107,796
Grifols S.A.	368	10,748
Industria de Diseno Textil S.A.	2,758	73,445
TOTAL SPAIN		318,705
SWEDEN – 4.1%
Atlas Copco AB Class A	1,210	53,540
Epiroc AB Class A	2,787	38,981
Hennes & Mauritz AB Class B	3,798	59,008
ICA Gruppen AB	1,032	50,833
Industrivarden AB Class A (a)	1,385	34,245
Swedish Match AB	906	69,733
Telia Co. AB	24,994	97,415
TOTAL SWEDEN		403,755
SWITZERLAND – 9.6%
Baloise Holding AG	221	33,720
Cembra Money Bank AG	324	35,509
EMS-Chemie Holding AG	22	19,021
Galenica AG (b)	142	10,607
Geberit AG	62	34,295
Givaudan S.A.	6	24,806
Kuehne + Nagel International AG (a)	173	29,838
Nestle S.A.	2,327	276,518
Novartis AG	1,153	95,654
Partners Group Holding AG	48	46,496
PSP Swiss Property AG	851	95,325
Roche Holding AG	328	113,973
Sonova Holding AG (a)	56	12,656
Swisscom AG	198	105,736
Tecan Group AG	34	14,345
TOTAL SWITZERLAND		948,499
UNITED KINGDOM – 11.3%
3i Group PLC	2,864	33,440
Admiral Group PLC	1,314	41,391
AstraZeneca PLC	632	70,756
BHP Group PLC	1,148	24,937

	Shares	Value

British American Tobacco PLC	2,303	$ 76,308
Compass Group PLC	4,053	55,882
Diageo PLC	2,410	88,599
Direct Line Insurance Group PLC	8,575	33,359
GlaxoSmithKline PLC	2,462	49,434
Halma PLC	524	14,979
Howden Joinery Group PLC	2,725	17,536
IG Group Holdings PLC	4,237	40,929
Legal & General Group PLC	11,737	32,966
London Stock Exchange Group PLC	493	54,897
Next PLC	928	66,381
Reckitt Benckiser Group PLC	916	92,645
RELX PLC	1,781	37,752
Rightmove PLC	11,697	84,929
Rio Tinto PLC	501	30,347
Royal Dutch Shell PLC Class B	1,575	22,342
Smith & Nephew PLC	721	14,360
Tate & Lyle PLC	3,854	32,940
The Sage Group PLC	1,498	14,341
Unilever PLC	1,369	82,168
TOTAL UNITED KINGDOM		1,113,618
TOTAL COMMON STOCKS (Cost $9,778,079)		9,740,361
Money Market Fund – 0.3%

Fidelity Cash Central Fund, 0.14% (c) (Cost $24,288)	24,284	24,291
TOTAL INVESTMENT IN SECURITIES – 99.3% (Cost $9,802,367)		9,764,652
NET OTHER ASSETS (LIABILITIES) (d) – 0.7%		71,510
NET ASSETS – 100.0%		$ 9,836,162

Categorizations in the Schedule of Investments are based on country or territory of incorporation.
Legend
(a)	Non-income producing.
(b)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $112,880 or 1.1% of net assets.
(c)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.
(d)	Includes $8,800 of cash collateral to cover margin requirements for futures contracts.

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Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contract
ICE MSCI EAFE Index Future Contracts	1	September 2020	$90,680	$1,783	$1,783
The notional amount of futures purchased as a percentage of Net Assets is 0.9%
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$29
Amounts in the income column in the above table include any capital gain distributions from underlying funds.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.
For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
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The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.
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